Derivatives and hedging activities (Details 2) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	266	437
Gains/(losses) recognized in income on hedged items	(266)	(464)
Net gains/(losses) on the ineffective portion	0	(27)
Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	274	449
Gains/(losses) recognized in income on hedged items	(274)	(476)
Fair value hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(8)	(12)
Gains/(losses) recognized in income on hedged items	8	12
Cash flow hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(20)	0
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	(4)
Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(20)	0
Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(291)	(201)
Gains/(losses) reclassified from AOCI into income	0	77
Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(291)	(201)
Gains/(losses) reclassified from AOCI into income	0	77